PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Depreciation expense			$ 0	$ 238,710	$ 260,943	$ 481,116			$ 979,999	$ 979,270
Compensation expenses	$ 17,800,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets					$ 7,625,165
Subsequent Event [Member] | Sichuan Wetouch [Member]
Subsequent Event [Line Items]
Rent expenses							$ 46,366	¥ 300,000